Land use right, net (Tables)	12 Months Ended
Dec. 31, 2025
Land use right, net
Schedule of land use right, net

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	—	—
Less: Accumulated amortization	(12,540)	—	—
Net book value	88,467	—	—